Loss Per Share (Details) - Schedule of loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of loss per share [Abstract]
Net loss	$ (105,296,603)	$ (1,009,952)	$ (2,279,304)
Weighted average number of ordinary share outstanding
Basic	78,614,174	55,440,527	30,591,122
Diluted	78,614,174	55,440,527	30,591,122
Loss per share
Basic	$ (1.34)	$ (0.02)	$ (0.07)
Diluted	$ (1.34)	$ (0.02)	$ (0.07)